Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 10,673	$ 11,276
Operating lease liabilities	12,965	13,736
Other Liabilities – Current
Lessee Lease Description [Line Items]
Lease liabilities current	1,698	1,706
Other Liabilities – Non-Current
Lessee Lease Description [Line Items]
Long-term lease obligations	$ 11,267	$ 12,030